GuideStone Funds

5005 Lyndon B. Johnson Freeway

Suite 2200

Dallas, TX 75244

February 10, 2021

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GuideStone Funds

File Nos. 333-53432 and 811-10263

To the Commission:

On behalf of GuideStone Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Rule 497(e)”), accompanying this letter for filing is an exhibit containing an XBRL interactive data file relating to the supplement to the Trust’s Statutory Prospectus dated May 1, 2020, that was filed pursuant to Rule 497(e) on January 29, 2021.

If you have any questions or comments concerning this filing, please contact the undersigned at (214) 720-2148.

Very truly yours,

/s/ Melanie Childers
Melanie Childers
Vice President – Fund Operations